Other current liabilities	12 Months Ended
Dec. 31, 2025
Other current liabilities [Abstract]
Other current liabilities
11.	Other current liabilities

Other current liabilities consist of the following:

	As of December 31, 2024	As of December 31, 2025
	RMB	RMB
Salary accrual	4,001,104	3,234,948
Deposit	150,303	150,298
Payable for property, plant and equipment	26,521,368	18,459,526
Tax accrual	16,173,063	16,581,246
Customer refund liability	14,471,474	14,471,474
Others	5,845,905	1,405,634
Total	67,163,217	54,303,126